Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Accumulated losses [member]	Equity attributable to VTEX's shareholders [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2020	$ 75,748	$ 17	$ 78,945	$ 104	$ (3,444)	$ 75,622	$ 126
Statements [Line Items]
Net loss for the year	(60,514)	0	0	0	(60,511)	(60,511)	(3)
Other comprehensive income (loss)	548	0	0	548	0	548	0
Total comprehensive loss for the year	(59,966)	0	0	548	(60,511)	(59,963)	(3)
Exercise of stock options	3,830	0	3,830	0	0	3,830	0
Issue of ordinary shares as consideration for a business combination	1,469	0	1,469	0	0	1,469	0
Capital contribution	1,000	0	1,000	0	0	1,000	0
Share-based compensation	9,217	0	9,217	0	0	9,217	0
Total transactions with owners of the Company	311,407	2	311,521	0	0	311,523	(116)
Issuance of common shares in initial public offering	317,809	2	317,807	0	0	317,809	0
Share issuance costs	(21,491)	0	(21,491)	0	0	(21,491)	0
Buyback of shares (note 19.2)	(407)	0	(407)	0	0	(407)	0
Transactions with non-controlling interests	7	0	0	0	0	0	7
Acquisition of non-controlling interests	(27)	0	96	0	0	96	(123)
Ending Balance at Dec. 31, 2021	327,189	19	390,466	652	(63,955)	327,182	7
Statements [Line Items]
Net loss for the year	(52,419)	0	0	0	(52,418)	(52,418)	(1)
Other comprehensive income (loss)	(525)	0	0	(525)	0	(525)	0
Total comprehensive loss for the year	(52,944)	0	0	(525)	(52,418)	(52,943)	(1)
Exercise of stock options	567	0	567	0	0	567	0
Issue of ordinary shares as consideration for a business combination	3	0	3	0	0	3	0
Share repurchase program (note 19.2)	(12,798)	0	(12,798)	0	0	(12,798)	0
Share-based compensation	12,647	0	12,647	0	0	12,647	0
Total transactions with owners of the Company	432	0	419	0	0	419	13
Transactions with non-controlling interests	13	0	0	0	0	0	13
Ending Balance at Dec. 31, 2022	274,677	19	390,885	127	(116,373)	274,658	19
Statements [Line Items]
Net loss for the year	(13,694)	0	0	0	(13,687)	(13,687)	(7)
Other comprehensive income (loss)	(613)	0	0	(613)	0	(613)	0
Total comprehensive loss for the year	(14,307)	0	0	(613)	(13,687)	(14,300)	(7)
Exercise of stock options	1,031	0	1,031	0	0	1,031	0
Share repurchase program (note 19.2)	(35,243)	0	(35,243)	0	0	(35,243)	0
Share-based compensation	14,148	0	14,148	0	0	14,148	0
Cancellation of shares	(1)	(1)	0	0	0	(1)	0
Total transactions with owners of the Company	(20,038)	(1)	(20,064)	0	0	(20,065)	27
Transactions with non-controlling interests	27	0	0	0	0	0	27
Ending Balance at Dec. 31, 2023	$ 240,332	$ 18	$ 370,821	$ (486)	$ (130,060)	$ 240,293	$ 39